13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2007

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      May 15, 2007

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	79
Form 13F Information Table Value Total: 	$391,248

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100    13565   243096 SH       SOLE                   243096
Adobe Systems Inc              COM              00724f101     1821    43673 SH       SOLE                    43673
Alcatel Lucent ADR             SPONSORED ADR    013904305      273    23123 SH       SOLE                    23123
Alliance Bernstein Inc Fund    COM              01881e101    83100    10000 SH       SOLE                    10000
American International Group   COM              026874107    12936   192438 SH       SOLE                   192438
Amgen                          COM              031162100      878    15706 SH       SOLE                    15706
Anadarko Petroleum Corp        COM              032511107    10991   255720 SH       SOLE                   255720
Anheuser Busch Co Inc          COM              035229103      293     5815 SH       SOLE                     5815
Apollo Group Inc CL A          CL A             037604105    11788   268522 SH       SOLE                   268522
Applied Materials              COM              038222105     7758   423478 SH       SOLE                   423478
Arrowhead Research Corp        COM              042797100       89    20000 SH       SOLE                    20000
Automatic Data Processing      COM              053015103     9261   191347 SH       SOLE                   191347
Bank of America Corp           COM              060505104      385     7546 SH       SOLE                     7546
Berkshire Hathaway Inc Cl A    CL A             084670108     1308       12 SH       SOLE                       12
Berkshire Hathaway Inc Cl B    CL B             084670207      262       72 SH       SOLE                       72
BlackRock Floating Income St   COM              09255x100     2108   112600 SH       SOLE                   112600
Boeing Company                 COM              097023105      203     2289 SH       SOLE                     2289
BP Plc Spon Adr                SPONSORED ADR    055622104      575     8878 SH       SOLE                     8878
Cadbury Schweppes ADR F        ADR              127209302    13149   255973 SH       SOLE                   255973
Chevron Texaco Corp            COM              166764100      753    10181 SH       SOLE                    10181
Cisco Systems Inc.             COM              17275r102     9080   355641 SH       SOLE                   355641
Citigroup Inc                  COM              172967101    10421   202973 SH       SOLE                   202973
Cohen & Steers Slct Util Fd    COM              19248a109      683    26066 SH       SOLE                    26066
Conoco Philips                 COM              20825c104      261     3813 SH       SOLE                     3813
Costco                         COM              22160k105      261     4854 SH       SOLE                     4854
Dell Inc                       COM              24702r101    13528   582873 SH       SOLE                   582873
Devin Energy Corp              COM              25179m103    10784   155798 SH       SOLE                   155798
Diageo ADR                     SPON ADR NEW     25243q205    15230   188142 SH       SOLE                   188142
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      954    44035 SH       SOLE                    44035
Evergreen Managed Income Fund  COM              30024y104     3859   221540 SH       SOLE                   221540
Exxon Mobil Corp               COM              30231g102     1581    20948 SH       SOLE                    20948
Fannie Mae                     COM              313586109     7824   143342 SH       SOLE                   143342
Fiduciary Claymore Dynm EQ F   COM              31647t100      348    17893 SH       SOLE                    17893
Freddie Mac                    COM              313400301    13001   218533 SH       SOLE                   218533
General Electric Company       COM              369604103    12089   341872 SH       SOLE                   341872
Google Inc Cl A                CL A             38259p508      232      507 SH       SOLE                      507
Home Depot Inc                 COM              437076102    11994   326447 SH       SOLE                   326447
Ibasis Inc                     COM              450732201      325    29533 SH       SOLE                    29533
Int'l Business Machines Corp   COM              459200101      369     3920 SH       SOLE                     3920
Intel Corp.                    COM              458140100      238    12464 SH       SOLE                    12464
Interdigital Comm Corp         COM              45866a105      285     9000 SH       SOLE                     9000
International Game Technology  COM              459902102     9301   230325 SH       SOLE                   230325
Johnson & Johnson              COM              478160104      423     7015 SH       SOLE                     7015
JPMorgan Chase                 COM              46625h100      741    15306 SH       SOLE                    15306
Liberty Media Holding Int A    INT COM SER A    53071m104     5284   221810 SH       SOLE                   221810
McDonalds Corporation          COM              580135101      208     4625 SH       SOLE                     4625
Microsoft Corp.                COM              594918104    15628   560739 SH       SOLE                   560739
Morgan Stanley                 COM NEW          617446448      221     2808 SH       SOLE                     2808
Nalco Chemical Company         COM              62985q101     8607   360137 SH       SOLE                   360137
National Oilwell Varco Inc     COM              637071101     6961    89480 SH       SOLE                    89480
Neuberger Berman CA Int Mun    COM              64123c101      403    27200 SH       SOLE                    27200
Nextwave Wireless Inc          COM              65337y102     4719   471937 SH       SOLE                   471937
Novartis AG ADR                SPONSORED ADR   	66987V109    13047   238824 SH       SOLE                   238824
Nuveen CA Muni Value Fund      COM              67062c107     3420   335313 SH       SOLE                   335313
Nuveen CA Municipal Market Op  COM              67062U107      200    12600 SH       SOLE                    12600
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     2297   163271 SH       SOLE                   163271
OMI Corp                       COM              Y6476w104      296    11010 SH       SOLE                    11010
Oracle Corp                    COM              68389x105      806    44451 SH       SOLE                    44451
Pengrowth Energy Trust Cl      TR UNIT NEW      706902509      354    21000 SH       SOLE                    21000
Pepsico Inc                    COM              713448108    11418   179639 SH       SOLE                   179639
Pfizer Inc.                    COM              717081103     9592   379717 SH       SOLE                   379717
Pimco Floating Rate Strtgy F   COM              72201j104     3652   190491 SH       SOLE                   190491
Procter & Gamble Co            COM              742718109      312     4937 SH       SOLE                     4937
Qualcomm Inc                   COM              747525103    32618   764600 SH       SOLE                   764600
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      289     4364 SH       SOLE                     4364
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103      278     1957 SH       SOLE                     1957
Samaritan Pharimaceuticals     COM              79586q108       22    78000 SH       SOLE                    78000
Sclumberger LTD.               COM              806857108      299     4320 SH       SOLE                     4320
Smith International            COM              832110100     1103    22957 SH       SOLE                    22957
Southern Company               COM              842587107      293     8000 SH       SOLE                     8000
SVB Financial Group            COM              78486q101     1185    24398 SH       SOLE                    24398
Time Warner Inc                COM              887317105      233    11839 SH       SOLE                    11839
Verizon Communication          COM              92343v104      369     9723 SH       SOLE                     9723
Wal Mart Stores Inc            COM              931142103    11380   242377 SH       SOLE                   242377
Walt Disney Co                 COM DISNEY       254687106     9525   276654 SH       SOLE                   276654
Washington Mutual Inc          COM              939322103    10638   263455 SH       SOLE                   263455
Waste Management Inc           COM              94106l109     7861   228440 SH       SOLE                   228440
Wells Fargo & Company          COM              949746fa4     1516    44023 SH       SOLE                    44023
Western Union                  COM              959802109    13923   634304 SH       SOLE                   634304